Financial Guarantees and Residual Value Guarantees - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Financial Guarantees And Residual Guarantees [abstract]
Reversal of Residual Value Guarantees	$ 50.3